Investment securities and other investments	12 Months Ended
Dec. 31, 2023
Investment securities and other investments
Investment securities and other investments

9. Investment securities and other investments

The following is a summary of investment securities and other investments:

	As of December 31
	2022	2023
	RMB	RMB

Listed equity securities	6,725,766	8,573,605
Debt investments under fair value option	822,942	1,978,098
Equity investments accounted for using Measurement Alternative method	580,152	466,247
Debt investments stated at amortized cost	261,797	68,458
Total	8,390,657	11,086,408

The following table summarizes the listed equity securities and other investments under fair value option:

	As of December 31, 2022
		Cumulative	Cumulative	Foreign
		gross	gross	currency
		unrealized	unrealized	translation	Fair
	Cost	gains	losses	adjustments	Value
	RMB	RMB	RMB	RMB	RMB
Listed equity securities	7,561,289	—	(1,067,079)	231,556	6,725,766
— Investee A	600,000	—	(206,442)	—	393,558
— Investee B (i)	6,518,202	—	(648,302)	198,536	6,068,436
— Others	443,087	—	(212,335)	33,020	263,772
Debt investments under FVO	811,531	17,610	—	(6,199)	822,942
— Debt investments under fair value option	811,531	17,610	—	(6,199)	822,942
Total	8,372,820	17,610	(1,067,079)	225,357	7,548,708

	As of December 31, 2023
		Cumulative	Cumulative	Foreign
		gross	gross	currency
		unrealized	unrealized	translation	Fair
	Cost	gains	losses	adjustments	Value
	RMB	RMB	RMB	RMB	RMB
Listed equity securities	9,189,534	—	(852,415)	236,486	8,573,605
— Investee A	600,000	—	(215,227)	—	384,773
— Investee B (i)	4,729,687	—	(311,250)	290,853	4,709,290
—XPeng (ii)	3,268,546	—	(219,663)	(43,637)	3,005,246
— Others	591,301	—	(106,275)	(10,730)	474,296
Debt investments under FVO	1,940,665	31,206	—	6,227	1,978,098
— Investment in Kargobot’s shares	528,709	—	—	—	528,709
— Debt investments under fair value option	1,411,956	31,206	—	6,227	1,449,389
Total	11,130,199	31,206	(852,415)	242,713	10,551,703

(i) Investment in Investee B

As of December 31, 2022 and 2023, the fair value of the Investment in Investee B was RMB6,068,436 and RMB4,709,290, respectively. For the years ended December 31, 2022 and 2023, the Group disposed certain number of ordinary shares of Investee B, resulting in a realized gain with the amount of RMB5,998 and RMB113,882 recorded in investment income (loss), net, respectively.

9. Investment securities and other investments (Continued)

Given the change of quoted price of Investee B’s ordinary shares, the Group recognized an unrealized loss of RMB6,221,463 and an unrealized gain of RMB337,052 in investment income (loss), net for the years ended December 31, 2022 and 2023, respectively.

(ii) Investment in XPeng

On August 27, 2023, the Group entered into an SPA with XPeng to transfer 100% equity interest in certain smart auto business for consideration of XPeng’s Class A ordinary shares. Refer to Note 5 for the details of the sale of certain smart auto business. On November 13, 2023, 58,164,217 Class A ordinary shares were received by the Group. The investment in XPeng was recorded as investment securities and other investments, with the fair value determined based on the quoted price in the active market.

As of December 31, 2023, the fair value of the Investment in XPeng was RMB3,005,246. The Group recognized an unrealized loss of RMB219,663 in investment income (loss), net for the year ended December 31, 2023.

Debt investments under FVO, mainly include certain government bonds, investments of shares and convertible loan in Kargobot and are accounted for according to Note 3.13. For details about investments in Kargobot, please refer to Note 4.

The Group invested in multiple private companies which may have operational synergy with the Group’s core business. The Group’s equity investments without readily determinable fair value were accounted for using the Measurement Alternative method. Impairment charges in connection with the Measurement Alternative investments of nil, RMB18,540 and RMB127,834 were recorded in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2021, 2022 and 2023, respectively, resulting from impairment assessments, considering various factors and events including adverse performance of investees, adverse industry conditions affecting investees, etc. The Group recognized a disposal gain of RMB2,493,381, nil and nil for the years ended December 31, 2021, 2022 and 2023, respectively.

The carrying values of debt investments stated at amortized cost approximate their fair value.